Description of business and summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of settlement processing assets and liabilities

A summary of these amounts are as follows:

	June 30, 2018	December 31, 2017
	(In thousands)

Settlement processing assets:
Receivable from card networks	$311,900	$342,803
Receivable from merchants	118,023	96,466

Totals	$429,923	$439,269

Settlement processing obligations:
Settlement liabilities	$(359,242)	$(372,642)
Merchant reserves	(107,535)	(111,876)

Totals	$(466,777)	$(484,518)

Summary of revenue

A summary of revenue is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(In thousands)		(In thousands)
Processing and other revenue	$480,268	$437,823	$921,004	$827,372
Interchange and card network fees	(281,195)	(257,149)	(537,504)	(482,683)

Subtotal	199,073	180,674	383,500	344,689
Commissions	(41,641)	(39,904)	(80,640)	(78,810)
Card network processing costs and other	(16,541)	(16,871)	(33,687)	(32,360)

Revenue	$140,891	$123,899	$269,173	$233,519

Predecessor
Summary of settlement processing assets and liabilities

A summary of these amounts as of December 31, 2017 and 2016 are as follows:

	2017	2016
	(In thousands)

Settlement processing assets:
Receivable from card networks	$342,803	$243,409
Receivable from merchants	96,466	58,221

Totals	$439,269	$301,630

Settlement processing obligations:
Settlement liabilities	$(372,642)	$(272,181)
Merchant reserves	(111,876)	(121,387)

Totals	$(484,518)	$(393,568)

Summary of revenue

A summary of revenue is as follows for the years ended December 31, 2017 and 2016:

	2017	2016
	(In thousands)
Processing and other revenue	$1,744,520	$1,404,392
Interchange and card network fees	(1,012,167)	(769,221)

Subtotal	732,353	635,171
Commissions	(159,314)	(146,225)
Card network processing costs and other	(68,289)	(69,725)

Revenue	$504,750	$419,221

Summary of Open Tax Years

EVO LLC’s domestic or foreign subsidiary’s income tax filings are periodically audited by the local tax authorities. EVO LLC’s open tax years by jurisdiction are as follows as of December 31, 2017:

Jurisdiction	Years
Canada	2015-2017
Czech Republic	2015-2017
Germany	2014-2017
Gibraltar	2016-2017
Ireland	2014-2017
Malta	2016-2017
Mexico	2015-2017
Poland	2013-2017
Spain	2014-2017
United Kingdom	2014-2017